Cash cash equivalents and restricted cash (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash On Hand	¥ 41	¥ 40
Cash At Bank	87	310
Restricted Cash At Bank(1)	167	46
Cash, Cash Equivalents And Restricted Cash Per Consolidated Statements Of Cash Flow	¥ 295	¥ 396